UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/14/2003
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 683,157,000
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							      			 	FORM 13F INFORMATION TABLE
							       			VALUE	SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			   	    Title of Class	CUSIP	       (x$1000) PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------------------       ---------------- -------------- ---------	----------     ----

Allegheny Energy Inc				COM		017361106	18,902  2,068,100 	x	 		2,068,100
Conseco, Inc.					COM NEW		208464883	388,247	21,494,642	x			21,494,642
Edison International 				COM		281020107	114,791	6,010,000 	x	 		6,010,000
EIX Jan 17.50 Call Exp. 1/17/04			CALL		281020907	285 	1,500 		x	 		1,500
Kindred Healthcare				COM		494580103	13,448 	359,200 	x	 		359,200
Kindred Hlthcare Wts. A $30.00 4/20/06 		WT A EX 042006	494580111	5,360 	720,398 	x	 		720,398
Kindred Hlthcare Wts. B $33.33 4/20/06		WT A EX 042006	494580129	7,402 	1,800,996 	x	 		1,800,996
Kmart Holding Corp				COM		498780105	18,847 	756,000 	x	 		756,000
NTL Inc.					COM		62940M104	33,148  716,409 	x	 		716,409
NTL Inc. Ser A Wts $309.88 01/14/08		*W EXP 01/13/20162940M138	388 	323,322 	x	 		323,322
PG&E Corp 					COM		69331C108	50,190 	2,100,000 	x	 		2,100,000
Reliant Resources Inc.				COM		75952B105	32,149 	6,279,102 	x	 		6,279,102



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